Core Deposit Intangible (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 06, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of core deposit intangible	$ 613	$ 220	$ 11
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	599
Finite-Lived Intangible Assets, Amortization Expense, Year Two	599
Finite-Lived Intangible Assets, Amortization Expense, Year Three	599
Finite-Lived Intangible Assets, Amortization Expense, Year Four	599
Finite-Lived Intangible Assets, Amortization Expense, Year Five	599
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	4,000
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Core deposit intangible	8,353	8,573
Finite-Lived Intangible Assets, Period Increase (Decrease)	(754)	0
Accumulated amortization	(613)	(220)
Core deposit intangible, net	6,986	8,353
NewportBancorpInc [Member]
Finite-Lived Intangible Assets [Line Items]
Assumption of Deposit Liabilities				288,400
Finite-Lived Core Deposits, Gross				216,200
Core deposit intangible				$ 7,800